                    United
                    Municipal
                    Bond Fund,
                    Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1995

FUND MANAGER'S LETTER
-----------------------------------------------------------------
SEPTEMBER 30, 1995


Dear Shareholder:

This report relates to the operation of your Fund for the fiscal year ended September 30, 1995. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

The past fiscal year witnessed a number of economic and political events affecting the Fund's overall performance. During the first two quarters of the fiscal year, the Federal Reserve increased short-term interest rates several times to preempt possible inflationary tendencies resulting from the strengthening economy. However, during the latter stages of the second quarter, the economy entered a period of slower growth prompting the Federal Reserve to slightly lower the short-term federal funds rate. On the political front, the newly empowered Republican party promised, among other things, to balance the federal budget and to reform the federal tax laws.

During the past fiscal year, we purchased and held bonds we believed had the potential to rise in value in periods of declining interest rates. Consequently, as rates did eventually decline over the course of the year, the value of the Fund's portfolio increased. With Federal Reserve rate increases and publicity regarding possible tax reforms dominating the first part of the fiscal year, the Fund assumed a somewhat defensive posture and maintained a higher cash reserve. As the economy has slowed, the Fund has returned to a fully invested position, focusing on bonds with longer maturities.

The strategies and techniques we applied resulted in the Fund's performance slightly exceeding that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper General Municipal Bond Fund Universe Average). The Fund's excellent performance during the year resulted from our emphasis on longer-term debt obligations.

We expect the economy to continue its slow pace of growth well into 1996. This slow economic growth and low inflation should result in a modest decline in interest rates, an increase in bond prices and an appreciation in value of the Fund's portfolio. While proposed tax reforms could have an impact on the performance of the Fund, we believe that no significant action will take place until after the 1996 presidential election and will have little effect on bond yields during the coming year.

Thank you for your continued confidence.



Respectfully,
John M. Holliday
Manager, United Municipal Bond Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       UNITED MUNICIPAL BOND FUND, INC.,
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX,
          AND THE LIPPER GENERAL MUNICIPAL BOND FUND UNIVERSE AVERAGE


Average Annual Total Return*
1 year    5 years   10 years
6.77%     8.63 %         9.84%

                                              Lipper
                                             General
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      Bond  Municipal           Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/85  Purchase         9,575         10,000   10,000
     09/30/86         12,274   12,467         12,302
     09/30/87         11,844   12,528         12,035
     09/30/88         13,984   14,181         13,708
     09/30/89         15,486   15,412         14,886
     09/30/90         16,177   16,460         15,661
     09/30/91         18,599   18,630         17,673
     09/30/92         20,721   20,578         19,484
     09/30/93         23,860   23,199         22,023
     09/30/94         22,927   22,634         21,170
     09/30/95         25,568   25,166         23,231

     ====      United Municipal Bond Fund, Inc.** -- $25,568
     ++++      Lehman Brothers Municipal Bond Index  -- $25,166
     ----      Lipper General Municipal Bond Fund Universe Average - $23,231

  Past performance is not predictive of future performance. Indexes are unmanaged.

 *Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be
                                        subject to state and local taxes
Maximum 10% Non-Municipal               and a portion may be subject to
Bond Debt Securities                    Federal taxes, including
                                        alternative minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax.)  (May invest in certain futures.)

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

             PER SHARE DATA
For the Fiscal Year Ended September 30, 1995
--------------------------------------------
DIVIDENDS PAID                   $0.39
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.04
                                 =====

NET ASSET VALUE ON
   9/30/95  $7.25 adjusted to:   $7.29  (A)
   9/30/94                        6.91
                                 -----
CHANGE PER SHARE                 $0.38
                                 =====

 (A) This number includes the capital gains distribution of $0.04 paid in December 1994 added to the actual net asset value on September 30, 1995.

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
1-year period ended 9-30-95                      6.77%         11.51%
5-year period ended 9-30-95                      8.63%          9.58%
10-year period ended 9-30-95                     9.84%         10.32%

Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1995, United Municipal Bond Fund, Inc. had net assets totaling $975,108,798 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on September 30, 1995, your Fund owned:

 $15.62  Public Power Revenue Bonds
  14.74  Other Municipal Bonds
  12.29  Housing Revenue Bonds
  11.55  Airport Revenue Bonds
   9.47  Water and Sewer Revenue Bonds
   9.21  Hospital Revenue Bonds
   7.29  Transportation Revenue Bonds
   6.61  Cash and Cash Equivalents and Adjustable Rate Bonds
   4.95  Resource Recovery Bonds
   4.89  Student Loan Bonds
   3.38  Lease/Certificates of Participation Bonds











                    1995 TAX YEAR TAXABLE EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
If your Taxable Income is:
                            Your
                          Marginal    Equivalent Tax Free Yields
   Joint           Single   Tax         -----------------------------------
   Return          ReturnBracket Is    5%     6%      7%     8%
-----------------------------------------------------------------
$      0- 39,000$      0- 23,250      15%     5.88    7.06   8.24     9.41

$ 39,001- 94,250$ 23,251- 56,550      28%     6.94    8.33   9.72     11.11

$ 94,251-143,600$ 56,551-117,950      31%     7.25    8.70  10.14     11.59

$143,601-256,500$117,951-256,500      36%     7.81    9.38  10.94     12.50

$256,501 and above$256,501 and above  39.6%   8.28    9.93  11.59     13.25

Above table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 0.30%
 Alaska Housing Finance Corporation:
   General Housing Purpose Bonds, 1994
   Series A (Refunding/Non-AMT),
   5.0%, 12-1-2008 .......................   $ 1,640   $  1,517,000
   Collateralized Home Mortgage Bonds,
   1990 Subseries A-3,
   5.7%, 12-1-2011 .......................     1,455      1,429,537
   Total .................................                2,946,537

ARIZONA - 1.19%
 The Industrial Development Authority
   of the County of Greenlee, Arizona,
   Pollution Control Revenue Refunding
   Bonds (Phelps Dodge Corporation
   Project),
   5.45%, 6-1-2009 .......................     4,000      3,900,000
 The Industrial Development Authority
   of the City of Tucson, Arizona,
   Multifamily Housing Revenue Bonds,
   Series 1985 (HSL La Cholla Project),
   Adjustable Rate Bond,
   4.0%, 12-1-2014........................     3,185      3,185,000
 Kyrene Elementary School District No. 28
   of Maricopa County, Arizona, School
   Improvement Bonds, Project of 1993,
   Series B (1995),
   6.0%, 7-1-2014 ........................     2,500      2,546,875
 The Industrial Development Authority of the
   County of Apache (Arizona), Pollution
   Control Revenue Bonds, 1981 Series B
   (Tucson Electric Power Company Project),
   3.95%, 10-1-2021 ......................     2,000      2,000,000
   Total .................................               11,631,875


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ARKANSAS - 0.19%
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F,
   7.45%, 1-1-2027 .......................   $ 1,710   $  1,851,075

CALIFORNIA - 16.50%
 City of Pomona, California, Single
   Family Mortgage Revenue Refunding
   Bonds (GNMA and FNMA Mortgage-Backed
   Securities), Series 1990A,
   7.6%, 5-1-2023 ........................    23,000     28,117,500
 Southern California Public Power Authority:
   Transmission Project Revenue Bonds, 1992
   Subordinate Refunding Series (Southern
   Transmission Project), Select Auction
   Variable Rate Securities (SAVRS),
   6.0%, 7-1-2012 ........................    10,000     10,125,000
   Palo Verde Project, Power Project
   Revenue Bonds, 1993 Subordinate Refunding
   Series Inverse Floaters,
   5.35%, 7-1-2012 .......................    10,000      9,562,500
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      3,757,313
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A,
   5.15%, 7-1-2015 .......................     2,800      2,544,500
 County of Riverside, Single Family Mortgage
   Revenue Bonds (GNMA Mortgage-Backed
   Securities Program):
   1988 Series A,
   8.3%, 11-1-2012 .......................    10,000     12,800,000
   1989 Series A,
   7.8%, 5-1-2021 ........................     5,000      6,018,750
 County of Sacramento, California, Single
   Family Mortgage Revenue Bonds (GNMA
   Mortgage-Backed Securities Program),
   Issue A of 1988,
   8.125%, 7-1-2016 ......................    12,810     15,644,213
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     13,665,000
 Imperial Irrigation District,
   1993 Refunding Certificates of
   Participation (1990 Electric
   System Project),
   5.2%, 11-1-2009 .......................    10,000      9,450,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 Community Facilities District No. 90-2
   (Green Valley) of the City of Perris,
   1991 Special Tax Bonds,
   8.75%, 10-1-2021 ......................   $ 5,650   $  7,726,375
 Sacramento Municipal Utility District,
   Electric Revenue Refunding Bonds:
   1993 Series D,
   5.25%, 11-15-2012 .....................     4,500      4,235,625
   1993 Series G,
   6.5%, 9-1-2013 ........................     2,500      2,696,875
 California Statewide Communities Development
   Authority, Hospital Revenue Certificates
   of Participation, Cedars-Sinai Medical Center,
   Series 1992,
   6.5%, 8-1-2012 ........................     5,200      5,486,000
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A (Fixed Rate) Current Interest Bonds,
   6.0%, 1-1-2016 ........................     5,600      5,397,000
 State of California, Department of Water
   Resources, Central Valley Project Water
   System Revenue Bonds, Series M,
   5.0%, 12-1-2013 .......................     5,610      5,034,975
 California Health Facilities Financing
   Authority, Hospital Revenue Bonds (Downey
   Community Hospital), Series 1993,
   5.75%, 5-15-2015 ......................     4,250      3,936,562
 Community Redevelopment Agency of the City
   of Palmdale, Restructured Single Family
   Mortgage Revenue Bonds, Series 1986A,
   8.0%, 3-1-2016 ........................     3,000      3,742,500
 Orange County Water District, Revenue
   Certificates of Participation,
   Series 1993A (Insured),
   5.5%, 8-15-2014 .......................     3,430      3,168,463
 Certificates of Participation (1995
   Master Lease Program), Chino Unified
   School District,
   5.9%, 9-1-2015 ........................     3,000      2,970,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program), 1995 Series B,
   7.75%, 9-1-2027 .......................   $ 1,770   $  1,977,975
 City and County of San Francisco,
   California, Sewer Revenue Refunding
   Bonds, Series 1992,
   5.5%, 10-1-2015 .......................     2,000      1,897,500
 Sacramento County Sanitation Districts
   Financing Authority, 1993 Revenue Bonds,
   5.125%, 12-1-2013 .....................     1,000        915,000
   Total .................................              160,869,626

COLORADO - 7.66%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D:
   7.75%, 11-15-2013 .....................    11,705     13,416,856
   0.0%, 11-15-2003 ......................     5,000      3,156,250
   0.0%, 11-15-2005 ......................     4,610      2,558,550
   Series 1991A:
   8.75%, 11-15-2023 .....................     8,000      9,230,000
   0.0%, 11-15-2003 ......................     7,855      4,958,469
   Series 1992C:
   6.75%, 11-15-2013 .....................     8,765      8,808,825
   6.125%, 11-15-2025 ....................     4,500      4,179,375
   Series 1990A,
   0.0%, 11-15-2003 ......................     3,370      2,127,312
 Colorado Housing and Finance Authority,
   Single Family Program Senior Bonds:
   1995 Series A,
   8.0%, 6-1-2025 ........................     4,575      5,083,969
   1995 Series C,
   7.65%, 12-1-2025 ......................     2,670      2,916,975
   1995 Series B,
   7.9%, 12-1-2025 .......................     1,250      1,378,125


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Bonds, Senior
   Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................   $ 7,000   $  7,052,500
 Colorado Health Facilities Authority,
   Revenue Bonds, Series 1994 (Sisters of
   Charity Health Care Systems, Inc.),
   5.25%, 5-15-2014 ......................     4,500      4,213,125
 Smith Creek Metropolitan District, Eagle
   County, Colorado, Variable Rate Revenue
   Bonds, Series 1995,
   4.7%, 10-1-2035 .......................     3,500      3,500,000
 City of Englewood, Colorado, Floating Rate
   Demand Industrial Development Revenue
   Bonds, Series 1995 (Swedish Mob I,
   Ltd. Project),
   4.1%, 12-1-2010 .......................     2,100      2,100,000
   Total .................................               74,680,331

CONNECTICUT - 1.78%
 Bristol Resource Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................     7,000      7,288,750
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     6,750      6,193,125
 Connecticut Housing Finance Authority,
   Housing Mortgage Finance Program Bonds,
   1992 Series A, 1992 Subseries A-1,
   5.85%, 11-15-2016 .....................     4,000      3,910,000
   Total .................................               17,391,875

FLORIDA - 0.71%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.85%, 10-1-2009 ......................     5,825      5,497,344
 Orlando Utilities Commission, Water and
   Electric Subordinated Revenue Refunding
   Bonds, Series 1994A,
   5.0%, 10-1-2012 .......................     1,500      1,383,750
   Total .................................                6,881,094


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
GEORGIA - 3.52%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................   $15,500   $ 16,604,375
   General Power Revenue Bonds,
   1992B Series:
   8.25%, 1-1-2011 .......................     8,700     11,027,250
   6.2%, 1-1-2010 ........................     3,495      3,713,437
 Hospital Authority of Albany-Dougherty
   County, Georgia, Revenue Bonds (Phoebe
   Putney Memorial Hospital), Series 1993,
   5.7%, 9-1-2013 ........................     2,000      1,982,500
 Development Authority of the City of
   Marietta, First Mortgage Revenue Bonds
   (Life College, Inc.), Series 1995A,
   5.75%, 9-1-2014 .......................     1,000        977,500
   Total .................................               34,305,062

GUAM - 0.10%
 Guam Power Authority Revenue Bonds,
   1994 Series A,
   6.625%, 10-1-2014 .....................     1,000      1,025,000

HAWAII - 2.28%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................    20,195     22,189,256

IDAHO - 0.67%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating/Fixed Term Bonds,
   6.65%, 2-15-2021 (A) ..................     6,000      6,547,500

ILLINOIS - 2.58%
 City of Chicago, Chicago-O'Hare
   International Airport:
   Special Facility Revenue
   Bonds, American Airlines,
   Inc. Project:
   7.875%, 11-1-2025 .....................     3,250      3,526,250
   8.2%, 12-1-2024 .......................     3,000      3,502,500
   General Airport Revenue Refunding
   Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      2,726,250


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Illinois Health Facilities Authority
   (Lutheran General HealthSystem):
   Indexed Inverse Floating Rate
   Revenue Bonds, Series 1993B,
   6.25%, 4-1-2014 (B) ...................   $ 4,100   $  4,197,375
   Variable Rate Demand Revenue Bonds,
   Series 1995 (Northwest Community
   Hospital),
   3.9%, 7-1-2025 ........................     3,000      3,000,000
   Revenue Refunding Bonds, Series 1993C,
   7.0%, 4-1-2008 ........................     2,000      2,275,000
 Illinois Educational Facilities Authority,
   Revenue Refunding Bonds, Loyola
   University of Chicago, Series 1993B,
   Structured Yield Curve Notes,
   5.45%, 7-1-2014 (C) ...................     4,000      3,735,000
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     2,000      2,172,500
   Total .................................               25,134,875

INDIANA - 2.60%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................     8,000      9,400,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      5,610,625
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     10,338,750
   Total .................................               25,349,375

IOWA - 0.82%
 Iowa Student Loan Liquidity Corporation,
   Student Loan Revenue Bonds, 1993
   Subordinate Series C,
   6.125%, 12-1-2011 .....................     5,300      5,300,000
 Iowa Finance Authority, Revenue Bonds
   (Correctional Facility Program),
   Series 1995A,
   5.5%, 6-15-2015 .......................     1,750      1,730,313


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
IOWA (Continued)
 Muscatine County, Iowa, Variable Rate Demand
   Pollution Control Revenue Refunding Bonds
   (Monsanto Company Project), Series 1992,
   Adjustable Rate Bond,
   3.0%, 10-1-2007 .......................   $ 1,000   $  1,000,000
   Total .................................                8,030,313

KANSAS - 0.85%
 City of Shawnee, Kansas, Variable Rate
   Demand Industrial Revenue Bonds, Series
   December 1, 1984 (Shawnee Village
   Associates Project),
   3.0%, 12-1-2009 .......................     5,570      5,570,000
 Sisters of Charity of Leavenworth Health
   Services Corporation, Shawnee County,
   Kansas, Revenue Bonds, Series 1994,
   5.0%, 12-1-2014 .......................     3,000      2,711,250
   Total .................................                8,281,250

KENTUCKY - 0.62%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,155,937
 Kentucky Housing Corporation, Housing
   Revenue Bonds, 1993 Series B,
   5.4%, 7-1-2014 ........................     2,000      1,885,000
   Total .................................                6,040,937

LOUISIANA - 4.19%
 Memorial Hospital Service District of the
   Parish of Calcasieu, State of Louisiana,
   Hospital Revenue Bonds (Lake Charles
   Memorial Hospital Project), Series 1993,
   Adjustable Rate Bond,
   3.71%, 12-1-2018 ......................    12,645     12,645,000
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A:
   7.55%, 12-1-2026 ......................     5,935      6,691,713
   6.65%, 12-1-2026 ......................     4,300      4,450,500
 Louisiana Public Facilities Authority,
   Hospital Revenue and Refunding Bonds
   (St. Francis Medical Center Project),
   Inverse Floating Rate Notes, Series 1994B,
   5.375%, 7-1-2014 ......................    10,600      9,738,750


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Parish of DeSoto, Louisiana, Environmental
   Improvement Revenue Refunding Bonds,
   1995 Series B (International Paper
   Company Project),
   6.55%, 4-1-2019 .......................   $ 7,250   $  7,295,312
   Total .................................               40,821,275

MARYLAND - 1.47%
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds (Montgomery
   County Resource Recovery Project),
   Series 1993A:
   6.3%, 7-1-2016 ........................    12,000     12,000,000
   6.2%, 7-1-2010 ........................     2,280      2,308,500
   Total .................................               14,308,500

MASSACHUSETTS - 5.01%
 Massachusetts Water Resources Authority:
   General Revenue Bonds:
   1992 Series A,
   6.5%, 7-15-2019 .......................     6,740      7,346,600
   1993 Series B,
   5.25%, 3-1-2013 .......................     5,000      4,631,250
   General Revenue Refunding Bonds,
   1992 Series B,
   5.5%, 11-1-2015 .......................    12,135     11,452,406
 Massachusetts Bay Transportation Authority,
   General Transportation System Bonds,
   1992 Series B Refunding,
   6.2%, 3-1-2016 ........................    20,500     21,704,375
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,117,500
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,571,062
   Total .................................               48,823,193


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN - 2.86%
 State Building Authority, State of Michigan,
   1993 Revenue Refunding Bonds, Series I,
   5.3%, 10-1-2016 .......................   $10,000   $  9,262,500
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................     8,000      9,120,000
 School District of the City of Detroit,
   Wayne County, Michigan, School Building
   and Site Improvement and Refunding Bonds
   (Unlimited Tax General Obligation),
   Series 1993:
   5.4%, 5-1-2013 ........................     4,000      3,750,000
   5.0%, 5-1-2011 ........................     1,885      1,715,350
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport,
   Series 1993A,
   5.25%, 12-1-2013 ......................     2,500      2,262,500
 Michigan State Hospital Finance Authority:
   Hospital Revenue Bonds (Holland Community
   Hospital), Series 1993,
   5.25%, 1-1-2010 .......................     1,200      1,101,000
   Hospital Revenue Refunding Bonds
   (McLaren Obligated Group),
   Series 1993A,
   5.375%, 10-15-2013 ....................       750        683,437
   Total .................................               27,894,787

MINNESOTA - 0.50%
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Indexed Inverse
   Floating/Fixed Term Bonds,
   6.15%, 11-15-2009 (D) .................     4,500      4,837,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSISSIPPI - 1.22%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   6.7%, 4-1-2022 (E) ....................   $11,000   $ 11,866,250

MISSOURI - 2.23%
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,101,250
   5.25%, 5-15-2014 ......................     2,900      2,671,625
 School District of Kansas City, Missouri,
   Building Corporation, Insured Leasehold
   Revenue Bonds:
   Series 1993 (The School District of
   Kansas City, Missouri, Capital
   Improvements Project),
   5.0%, 2-1-2014 ........................     5,000      4,550,000
   Series 1993D (The School District of
   Kansas City, Missouri, Elementary
   School Project),
   5.0%, 2-1-2014 ........................     1,000        910,000
 The Industrial Development Authority of the
   City of Independence, Missouri, Industrial
   Development Revenue Bonds, Series 1995
   (Resthaven Project),
   4.0%, 2-1-2025 ........................     4,800      4,800,000
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (BJC Health System),
   Series 1994A,
   6.75%, 5-15-2012 ......................     4,000      4,375,000
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................     1,500      1,380,000
   Total .................................               21,787,875


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 1.94%
 Pollution Control Financing Authority
   of Camden County (Camden County, New
   Jersey), Solid Waste Disposal and
   Resource Recovery System Revenue Bonds:
   Series B,
   7.5%, 12-1-2009 .......................   $ 6,775   $  6,935,906
   Series A,
   7.5%, 12-1-2010 .......................     5,500      5,630,625
 Middlesex County Utilities Authority,
   Sewer Revenue Refunding Bonds, Series
   1992A, Indexed Inverse Floating/Fixed
   Term Bonds,
   6.25%, 8-15-2010 (F) ..................     3,000      3,273,750
 New Jersey Building Authority, State
   Building Revenue Bonds, 1994 Series,
   5.0%, 6-15-2013 .......................     3,300      3,040,125
   Total .................................               18,880,406

NEW MEXICO - 0.89%
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds:
   Senior 1995 Series IV-A1,
   7.05%, 3-1-2010 .......................     6,485      6,955,163
   1994 Series II-B,
   5.75%, 12-1-2008 ......................     1,750      1,688,750
   Total .................................                8,643,913

NEW YORK - 8.40%
 New York State Thruway Authority,
   Local Highway and Bridge Service
   Contract Bonds, Series 1995,
   6.25%, 4-1-2014 .......................    17,270     17,334,763
 New York City Municipal Water Finance
   Authority, Water and Sewer System
   Revenue Bonds:
   Fiscal 1993 Series A,
   6.0%, 6-15-2010 .......................    12,000     12,405,000
   Fiscal 1994 Series F,
   5.5%, 6-15-2015 .......................     4,000      3,825,000
 New York State Environmental Facilities
   Corporation, State Water Pollution
   Control, Revolving Fund Revenue Bonds,
   Series 1994 A (New York City Municipal
   Water Finance Authority Project)
   (Second Resolution Bonds):
   5.75%, 6-15-2012 ......................    10,000     10,125,000
   5.75%, 6-15-2011 ......................     5,000      5,087,500


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York State Medical Care Facilities,
   Finance Agency Mental Health Services
   Facilities, Improvement Revenue Bonds,
   1993 Series F Refunding,
   5.375%, 2-15-2014 .....................   $12,000   $ 11,340,000
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      5,841,000
 New York Local Government Assistance
   Corporation (A Public Benefit Corporation
   of the State of New York):
   Series 1993B Refunding Bonds,
   5.375%, 4-1-2016 ......................     3,000      2,812,500
   Series 1993D Bonds,
   5.375%, 4-1-2014 ......................     2,370      2,242,613
 The City of New York, General Obligation
   Bonds, Fiscal 1996 Series B, Fixed Rate
   Tax-Exempt Bonds,
   7.25%, 8-15-2007 ......................     3,500      3,850,000
 New York City Industrial Development
   Agency, Special Facility Revenue Bonds,
   Series 1994 (Terminal One Group
   Association, L.P. Project),
   6.0%, 1-1-2019 ........................     3,920      3,758,300
 Dormitory Authority of the State
   of New York, State University Educational
   Facilities, Revenue Bonds, Series 1993B:
   7.5%, 5-15-2011 .......................     2,000      2,302,500
   5.5%, 5-15-2008 .......................     1,000        971,250
   Total .................................               81,895,426

NORTH CAROLINA - 2.46%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds:
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................    19,000     20,330,000
   Refunding Series 1987 A,
   7.25%, 1-1-2021 .......................     1,740      1,798,725
 County of Pitt, North Carolina, Pitt
   County Memorial Hospital Revenue Bonds,
   Series 1995,
   5.5%, 12-1-2015 .......................     2,000      1,910,000
   Total..................................               24,038,725


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO - 1.71%
 County of Cuyahoga, Ohio, Hospital
   Revenue Bonds, Series 1990 (Meridia
   Health System),
   7.25%, 8-15-2019 ......................   $ 4,980   $  5,328,600
 Hamilton County, Ohio, Sewer System
   Improvement and Refunding Revenue
   Bonds, 1993 Series A (The Metropolitan
   Sewer District of Greater Cincinnati),
   5.0%, 12-1-2014 .......................     4,500      4,089,375
 City of Columbus, Ohio, Various Purpose
   Adjustable Rate Unlimited Tax Bonds,
   Series 1995-1,
   4.1%, 6-1-2016 ........................     2,900      2,900,000
 1993 Beneficial Interest Certificates
   (Belleville Hydroelectric Project),
   Ohio Municipal Electric Generation
   Agency Joint Venture 5,
   5.375%, 2-15-2013 .....................     2,750      2,653,750
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,695,313
   Total .................................               16,667,038

OKLAHOMA - 0.72%
 Trustees of the Tulsa Municipal Airport
   Trust, Revenue Bonds, Series 1985,
   9.5%, 6-1-2020 ........................     5,000      5,131,250
 The Oklahoma Development Finance Authority,
   Public Facilities Financing Program
   Revenue Bonds (The University of
   Oklahoma Projects), Series 1995 A,
   5.625%, 7-1-2016 ......................     1,890      1,899,450
   Total .................................                7,030,700

OREGON - 0.15%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program,
   1992 Series C,
   5.5%, 7-1-2013 ........................     1,500      1,449,375


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA - 1.06%
 Washington County Hospital Authority
   (Commonwealth of Pennsylvania), Hospital
   Revenue Bonds, Series of 1993 (The
   Washington Hospital Project),
   5.5%, 7-1-2012 ........................   $ 5,000   $  4,781,250
 The Harrisburg Authority, Dauphin County,
   Pennsylvania, Water Revenue Refunding
   Bonds, Series A of 1994,
   5.3%, 8-15-2016 .......................     4,000      3,685,000
 City of Philadelphia, Pennsylvania, Water
   and Wastewater Revenue Bonds, Series 1995,
   5.5%, 8-1-2014 ........................     2,000      1,915,000
   Total .................................               10,381,250

PUERTO RICO - 1.16%
 Puerto Rico Highway and Transportation
   Authority, Highway Revenue Bonds
   (Series W),
   5.5%, 7-1-2008 ........................     8,500      8,298,125
 Puerto Rico Electric Power Authority,
   Power Revenue Bonds, Series X:
   6.0%, 7-1-2012 ........................     2,000      2,005,000
   6.0%, 7-1-2015 ........................     1,000        992,500
   Total .................................               11,295,625

RHODE ISLAND - 0.10%
 Rhode Island Student Loan Authority,
   Student Loan Program Revenue Bonds,
   1995 Subordinate Series III Bonds,
   6.45%, 12-1-2015 ......................     1,000        993,750

SOUTH CAROLINA - 2.31%
 Calhoun County, South Carolina, Solid
   Waste Disposal Facilities Revenue Bonds
   (Eastman Kodak Company Project),
   Series 1992,
   6.75%, 5-1-2017 .......................    10,895     11,657,650
 South Carolina State Education Assistance
   Authority, Guaranteed Student Loan
   Revenue and Refunding Bonds,
   1995 Series:
   Series B Subordinate Lien Refunding Bonds,
   5.7%, 9-1-2005 ........................     5,000      5,031,250
   Series C Subordinate Lien Refunding Bonds,
   6.0%, 9-1-2008 ........................     2,000      2,005,000
   1993 Series,
   5.55%, 9-1-2008 .......................     4,000      3,860,000
   Total .................................               22,553,900


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 1.37%
 Tennessee Housing Development Agency:
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 ......................   $ 4,665   $  4,880,756
   Mortgage Finance Program Bonds,
   1994 Series B,
   6.45%, 7-1-2014 .......................     3,015      3,060,225
 The Health and Educational Facilities
   Board of the Metropolitan Government
   of Nashville and Davidson County,
   Tennessee, Multi-Modal Interchangeable
   Rate, Health Facility Revenue Bonds
   (Richland Place, Inc. Project),
   Series 1993,
   4.35%, 5-1-2023 .......................     5,400      5,400,000
   Total .................................               13,340,981

TEXAS - 8.03%
 Brazos River Authority (Texas),
   Collateralized Pollution Control Revenue
   Bonds (Texas Utilities Electric Company
   Project), Series 1991A,
   7.875%, 3-1-2021 ......................    11,855     13,262,781
 Alliance Airport Authority, Inc.,
   Special Facilities Revenue Bonds,
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    12,350     13,229,937
 Harris County Health Facilities, Development
   Corporation, Hospital Revenue Refunding
   Bonds (Texas Children's Hospital Project),
   Series 1995,
   5.5%, 10-1-2013 .......................    10,000      9,350,000
 Harris County, Texas, Toll Road Senior Lien
   Revenue Refunding Bonds, Series 1994,
   5.0%, 8-15-2016 .......................     8,900      7,998,875


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 City of Austin, Texas, Airport System
   Prior Lien Revenue Bonds, Series 1995A,
   6.2%, 11-15-2015 ......................   $ 7,800   $  7,848,750
 Brazos River Authority (Texas), Variable
   Rate Demand Pollution Control Revenue
   Refunding Bonds (Monsanto Company Project),
   Series 1994, Adjustable Rate Bond,
   2.2%, 2-1-2004 ........................     6,000      6,000,000
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project),
   6.75%, 12-1-2010 ......................     5,000      5,518,750
 Gulf Coast Waste Disposal Authority,
   Solid Waste Disposal Revenue Refunding
   Bonds, Series 1994 (The Quaker Oats
   Company Project),
   2.2%, 4-1-2013 ........................     5,000      5,000,000
 City of Houston, Texas, Water and Sewer
   System, Junior Lien Revenue Refunding
   Bonds, Series 1991C,
   0.0%, 12-1-2008 .......................     9,000      4,342,500
 Panhandle-Plains Higher Education Authority,
   Inc., Student Loan Revenue Refunding Bonds,
   Subordinate Series 1993E,
   5.55%, 3-1-2005 .......................     4,000      3,900,000
 Brenham Independent School District
   (Washington and Austin Counties,
   Texas), Unlimited Tax School Building
   Bonds, Series 1994,
   5.25%, 2-15-2013 ......................     1,920      1,826,400
   Total .................................               78,277,993

UTAH - 0.31%
 Intermountain Power Agency, Special
   Obligation Refunding Bonds, Fifth
   Crossover Series,
   7.2%, 7-1-2019 ........................     2,000      2,110,000


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
UTAH (Continued)
 Utah Housing Finance Agency, Single Family
   Mortgage Subordinate Bonds, 1993 Issue B,
   5.7%, 7-1-2013 ........................  $    995   $    951,469
   Total .................................                3,061,469

VIRGINIA - 2.83%
 Virginia Education Loan Authority (A
   Political Subdivision of the Commonwealth
   of Virginia), Student Loan Program
   Revenue Bonds, Series C Bonds,
   5.75%, 9-1-2010 .......................     9,660      9,527,175
 Upper Occoquan Sewage Authority (Virginia),
   Regional Sewerage System Revenue
   Refunding Bonds, Series of 1993,
   5.0%, 7-1-2015 ........................     9,000      8,111,250
 Southeastern Public Service Authority of
   Virginia:
   Senior Revenue Bonds, Series 1993 (Regional
   Solid Waste System):
   5.95%, 7-1-2009 .......................     1,500      1,464,375
   6.0%, 7-1-2013 ........................     1,000        975,000
   Senior Revenue Refunding Bonds,
   Series 1993A (Regional Solid Waste System),
   5.125%, 7-1-2013.......................     1,000        917,500
 Virginia Housing Development Authority,
   Commonwealth Mortgage Bonds, 1992 Series
   C, Subseries C-2,
   5.6%, 1-1-2015 ........................     2,955      2,822,025
 Industrial Development Authority of the
   County of Henrico, Virginia, Variable
   Rate Demand, Health Facility Revenue
   Bonds (The Hermitage at Cedarfield),
   Series 1994,
   4.3%, 5-1-2024 ........................     2,000      2,000,000
 City of Chesapeake, Virginia, Water
   and Sewer System Revenue Refunding
   Bonds, Series of 1994,
   5.1%, 5-1-2014 ........................     2,000      1,825,000
   Total .................................               27,642,325

WASHINGTON - 5.73%
 Washington Public Power Supply System:
   Nuclear Project No. 3, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................    20,750     23,032,500
   Series 1993C,
   5.375%, 7-1-2015 ......................     9,000      8,111,250


                See Notes to Schedule of Investments on page 24.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Series 1989B,
   7.125%, 7-1-2016 ......................   $ 8,200   $  9,102,000
   Series 1993B,
   5.7%, 7-1-2010 ........................     2,500      2,440,625
 Public Utility District No. 1 of
   Snohomish County, Washington, Generation
   System Revenue Bonds, Series 1993B,
   5.7%, 1-1-2014 ........................     6,500      6,166,875
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      5,600,644
 Washington Health Care Facilities Authority,
   Revenue Bonds Series 1993 (Highline
   Community Hospital, Seattle),
   5.5%, 8-15-2014 .......................     1,500      1,398,750
   Total .................................               55,852,644

WEST VIRGINIA - 0.22%
 Mason County, West Virginia, Pollution
   Control Revenue Bonds (Appalachian Power
   Company Project), Series G,
   7.4%, 1-1-2014 ........................     2,000      2,180,000

WYOMING - 0.21%
 Pollution Control Revenue Refunding
   Bonds (PacifiCorp Projects), Lincoln
   County, Wyoming, Series 1993,
   5.625%, 11-1-2021 .....................     2,250      2,089,688

TOTAL MUNICIPAL BONDS - 99.45%                         $969,770,569
 (Cost: $925,230,274)

TOTAL SHORT-TERM SECURITIES - 0.77%                    $  7,491,000
 (Cost: $7,491,000)

TOTAL INVESTMENT SECURITIES - 100.22%                  $977,261,569
 (Cost: $932,721,274)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.22%)      (2,152,771)

NET ASSETS - 100.00%                                   $975,108,798


                See Notes to Schedule of Investments on page 24.

UNITED MUNICIPAL BOND FUND, INC.
SEPTEMBER 30, 1995


Notes to Schedule of Investments
(A) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(B) Coupon resets weekly to 10.62% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1998, rate becomes fixed at 6.25%.

(C) Coupon resets weekly to 5.45 + greater of 0 and (PSA index - 3.5%). Minimum coupon rate is 0%. On July 1, 1997, rate becomes fixed at 5.45%.

(D) Coupon resets weekly to 11.37% - PSA Municipal Swap Index. Minimum coupon rate is 0%. On November 15, 2000, rate becomes fixed at 6.15%.

(E) Coupon resets weekly to 11.95% - Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

(F) Coupon resets weekly to 10.90% - Bankers Trust Company TENR Index. Minimum coupon rate is 0%. On August 15, 1997, rate becomes fixed at 6.25%.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995

Assets
 Investment securities-at value
   (Notes 1 and 3) ...............................  $ 977,261,569
 Cash  ...........................................         13,268
 Receivables:
   Interest ......................................     16,043,069
   Fund shares sold ..............................      4,687,034
   Investment securities sold ....................      4,393,120
 Prepaid insurance premium  ......................         35,096
                                                   --------------
    Total assets  ................................  1,002,433,156
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     23,946,640
 Payable for Fund shares redeemed  ...............      2,671,816
 Accrued service fee  ............................        176,300
 Accrued transfer agency and dividend disbursing           55,870
 Accrued accounting services fee  ................          7,083
 Other  ..........................................        466,649
                                                   --------------
    Total liabilities  ...........................     27,324,358
                                                   --------------
      Total net assets ........................... $  975,108,798
                                                   ==============
Net Assets
 $1.00 par value capital stock, authorized --
   600,000,000; shares outstanding -- 134,569,245
   Capital stock ................................. $  134,569,245
   Additional paid-in capital ....................    800,173,902
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................        982,643
   Accumulated undistributed net realized loss on
    investment transactions  .....................     (5,157,287)
   Net unrealized appreciation in value of
    investments at end of period  ................     44,540,295
                                                   --------------
    Net assets applicable to outstanding units
      of capital ................................. $  975,108,798
                                                   ==============
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.25
Sales load (offering price x 4.25%)...............           0.32
                                                            -----
Offering price per share (net asset value divided
 by 95.75%) ......................................          $7.57
                                                            =====

   On sales of $100,000 or more the sales load is reduced as set forth in the
                                  Prospectus.
                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1995

Investment Income
 Interest  ......................................... $ 58,182,335
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    4,207,453
   Service fee .....................................      924,451
   Transfer agency and dividend disbursing .........      647,820
   Accounting services fee .........................       85,000
   Custodian fees ..................................       49,783
   Audit fees ......................................       41,913
   Legal fees ......................................       18,187
   Other ...........................................      157,832
                                                     ------------
    Total expenses  ................................    6,132,439
                                                     ------------
      Net investment income ........................   52,049,896
                                                     ------------
Realized and Unrealized Gain (Loss) on Investments
 Realized net gain on securities  ..................    1,954,400
 Realized net loss on futures contracts closed  ....   (6,168,687)
 Realized net loss on put options purchased              (467,211)
                                                     ------------
   Net realized loss on investments ................   (4,681,498)
 Net unrealized appreciation in value of
   investments during the period ...................   55,263,393
                                                     ------------
    Net gain on investments  .......................   50,581,895
                                                     ------------
      Net increase in net assets resulting
        from operations ............................ $102,631,791
                                                     ============


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1995        1994
                                      --------------   ------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income..............  $ 52,049,896    $   52,401,793
   Realized net gain (loss) on
    investments  .....................    (4,681,498)       14,118,689
   Unrealized appreciation
    (depreciation)  ..................    55,263,393      (107,526,858)
                                        ------------    --------------
    Net increase (decrease) in net
      assets resulting from
      operations .....................   102,631,791       (41,006,376)
                                        ------------    --------------
 Dividends to shareholders:*
   From net investment income ........   (52,122,952)      (52,309,180)
   From realized gains on securities
    transactions  ....................            ---      (34,570,958)
   In excess of realized gains on securities
    transactions  ....................    (5,125,035)               ---
                                        ------------    --------------
                                         (57,247,987)      (86,880,138)
                                        ------------    --------------
 Capital share transactions:
   Proceeds from sale of shares
    (16,748,709 and 9,645,029
    shares, respectively)  ...........   118,813,088        71,488,819
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (6,061,556 and
    10,027,100 shares, respectively)      42,256,392        73,910,210
   Payments for shares redeemed
    (25,912,586 and 16,830,264
    shares, respectively)  ...........  (182,296,814)     (121,994,288)
                                        ------------    --------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions .............   (21,227,334)       23,404,741
                                        ------------    --------------
      Total increase (decrease) ......    24,156,470      (104,481,773)
Net Assets
 Beginning of period  ................   950,952,328     1,055,434,101
                                        ------------    --------------
 End of period, including
   undistributed net investment
   income of $982,643 and
   $1,055,699, respectively ..........  $975,108,798    $  950,952,328
                                        ============    ==============

                    *See "Financial Highlights" on page 28.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1995   1994    1993   1992    1991
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $6.91  $7.83   $7.40  $7.18   $6.66
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .39    .38     .41    .43     .45
 Net realized and
   unrealized gain
   (loss) on
   investments......            .38  (0.67)    .65    .35     .52
                              -----  -----   -----  -----   -----
Total from investment
 operations ........            .77  (0.29)   1.06    .78     .97
                              -----  -----   -----  -----   -----
Less distributions:
 Dividends from net
   investment
   income...........          (0.39) (0.38)  (0.40) (0.43)  (0.45)
 Distribution from
   capital gains....          (0.00) (0.25)  (0.23) (0.13)  (0.00)
 Distribution in excess
   of capital gains.          (0.04) (0.00)  (0.00) (0.00)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.43) (0.63)  (0.63) (0.56)  (0.45)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period .....          $7.25  $6.91   $7.83  $7.40   $7.18
                              =====  =====   =====  =====   =====
Total return*.......          11.51% -3.91%  15.15% 11.41%  14.97%
Net assets, end of
 period (000
 omitted)  .........       $975,109$950,952$1,055,434$890,004$769,122
Ratio of expenses to
 average net assets            0.65%  0.64%   0.56%  0.57%   0.57%
Ratio of net investment
 income to average
 net assets ........           5.51%  5.17%   5.38%  5.92%   6.47%
Portfolio
 turnover rate .....          70.67% 62.61%  94.51%125.44% 144.36%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using prices quoted by Muller and Company, a dealer in bonds which offers a pricing service. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined by the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.3 billion of combined net assets at September 30, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $1,075,152, out of which W&R paid sales commissions of $612,514 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $35,641.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $655,600,116 while proceeds from maturities and sales aggregated $696,363,757. Purchases of options aggregated $1,101,579 while proceeds from maturities and sales aggregated $634,369. Purchases of short-term securities aggregated $585,651,570 while proceeds from maturities and sales aggregated $587,675,781. No U.S. Government securities were bought or sold during the period ended September 30, 1995.

     For Federal income tax purposes, cost of investments owned at September 30, 1995 was $938,381,324, resulting in net unrealized appreciation of $38,880,245, of which $41,247,194 related to appreciated securities and $2,366,949 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $6,883,387 during the year ended September 30, 1995, of which a portion was paid to shareholders during the period ended September 30, 1995. Remaining net capital gains will be distributed to the Fund's shareholders. Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred from November 1 to the end of its fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net long-term capital losses of $6,444,562, which have been deferred to the fiscal year ending September 30, 1996.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of United Municipal Bond Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Municipal Bond Fund, Inc. (the "Fund") at September 30, 1995, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 3, 1995

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains shown in the table below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which they were received or reinvested.

Exempt Interest Dividends - The per-share amounts shown as Exempt Interest represent the distribution of state and municipal bond interest and are exempt from Federal income tax.

                         PER-SHARE AMOUNTS REPORTABLE AS:
     -------------------------------------------------------------
                        For Individuals         For Corporations
           ------------------------------- -----------------------------
Record      Ordinary    ExemptLong-Term     Non- ExemptLong-Term
 Date Total   Income  InterestCapital GainQualifyingInterestCapital Gain
-------------------------------------------------------------------------
10-14-94$0.032$0.0002  $0.0318    $----  $0.0002$0.0318    $----
11-11-940.032  .0002     .0318     ----    .0002  .0318     ----
12-16-940.072  .0002     .0338    .0380    .0002 0.0338    .0380
01-13-950.032  .0009     .0311     ----    .0009  .0311     ----
02-10-950.032  .0009     .0311     ----    .0009  .0311     ----
03-17-950.032  .0009     .0311     ----    .0009  .0311     ----
04-13-950.032  .0009     .0311     ----    .0009  .0311     ----
05-12-950.032  .0009     .0311     ----    .0009  .0311     ----
06-16-950.032  .0009     .0311     ----    .0009  .0311     ----
07-14-950.032  .0009     .0311     ----    .0009  .0311     ----
08-11-950.032  .0009     .0311     ----    .0009  .0311     ----
09-15-950.032  .0009     .0311     ----    .0009  .0311     ----
    -------  -------   -------  -------  ------- ------   ------
Total$0.424  $0.0087   $0.3773  $0.0380  $0.0087$0.3773  $0.0380
    =======  =======   =======  =======  ======= ======   ======


NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The tax status of dividends and distributions paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel, III Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President






This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1008A(9-95)

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